Annual Fund Operating Expenses - Innovator Equity Defined Protection ETF - 2 Yr to October 2028 - Innovator Equity Defined Protection ETF - 2 Yr to October 2028	Oct. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.79%